Intangible Assets Including Goodwill (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible asset balances by major asset class:
Gross Carrying Amount	$ 6,543	$ 6,806
Accumulated Amortization	(3,057)	(3,702)
Net Carrying Amount	3,487	3,104
Net carrying amount increase/(decrease)	383
Intangible asset amortization expense	1,193	1,347	$ 1,351
Intangible assets retired and fully amortized	1,809	724
Impairment Of Intangible Assets Excluding Goodwill	0	0
Capitalized software
Intangible asset balances by major asset class:
Gross Carrying Amount	1,348	1,375
Accumulated Amortization	(581)	(679)
Net Carrying Amount	767	696
Client relationships
Intangible asset balances by major asset class:
Gross Carrying Amount	1,856	2,208
Accumulated Amortization	(927)	(1,271)
Net Carrying Amount	929	937
Completed technology
Intangible asset balances by major asset class:
Gross Carrying Amount	2,960	2,831
Accumulated Amortization	(1,397)	(1,533)
Net Carrying Amount	1,563	1,298
Patents/trademarks
Intangible asset balances by major asset class:
Gross Carrying Amount	335	374
Accumulated Amortization	(142)	(214)
Net Carrying Amount	193	161
Other
Intangible asset balances by major asset class:
Gross Carrying Amount	44	18
Accumulated Amortization	(10)	(6)
Net Carrying Amount	$ 35	$ 12